Expense Example {- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund Retail PRO-08 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Retail Class	Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750